NET RESULTS OF CONSOLIDATED ENTITIES (Notes)	12 Months Ended
Dec. 31, 2015
Net Gain (Loss) From Activities Of Consolidated Entities
Net Gain (Loss) from Activities of Consolidated Variable Interest Entities [Text Block]
Net Results of Consolidated Entities

Pursuant to the adoption of ASU 2015-02 (Note 3), the Company deconsolidated 30 CLOs and the Senior Secured Corporate Loan Fund from its Consolidated Financial Statements on January 1, 2015. The following table is a summary of net results of the Consolidated Entities:

	For the Year Ended December 31,
	2015	2014
	(In thousands)
Investment income	$25,106	$517,252
Interest expense	9,904	171,931
Net investment income	15,202	345,321
Net gain (loss) on investments	(26,114)	(228,777)
Net gain (loss) on liabilities	24,746	(8,996)
Net gain (loss) on other investments and derivatives	2,970	2,031
Net gain (loss) from activities of Consolidated Entities	$16,804	$109,579
Expenses of Consolidated Entities	10,774	40,074
Net Results of Consolidated Entities	$6,030	$69,505